Average Annual Total Returns		12 Months Ended	46 Months Ended
	Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Share Class
Prospectus [Line Items]
Average Annual Return, Percent		21.12%	10.74%
Performance Inception Date	Feb. 22, 2022
Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.34%	10.40%
Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.72%	8.37%
MSCI All Country World Index (ACWI) (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	12.16%